Capital and Reserves	12 Months Ended
Dec. 31, 2017
Capital commitments [abstract]
Capital and Reserves

7.	CAPITAL AND RESERVES

(a)	Authorized Share Capital

At December 31, 2017, the authorized share capital comprised an unlimited (2016 – unlimited) number of common shares with no par value. As of the reporting date, 308,176,356 common shares were issued and fully paid. A further 61,500 common shares were issued but were delivered and paid for subsequent to December 31, 2017 (note 6(a)).

(b)	Financings and Other

January 2017

The Group completed a bought deal offering (the “Offering”) of 20,240,000 common shares at US$1.85 per common share for gross proceeds of US$37,440 ($49,067). The Offering was completed by way of a prospectus filed in all of the provinces of Canada, other than Québec, and was offered in the United States pursuant to a prospectus filed as part of an effective registration statement on Form F-10 filed with the United States Securities and Exchange Commission under the Canada/U.S. multi-jurisdictional disclosure system. After transaction costs of $3,180, including a 5% commission paid to the underwriters, the Group raised net proceeds of $45,887.

July 2016

In July 2016, the Group completed a private placement of 4,444,376 units in the capital of the Company, each unit comprising of one common share and one share purchase warrant, at a price of $0.45 per unit for gross proceeds of $2,000. Each share purchase warrant is exercisable into one common share at an exercise price of $0.65 per common share until June 10, 2021. The Group incurred $33 in issuance costs related to regulatory and legal fees. The Group apportioned the gross proceeds and issuance costs between share capital and warrants based on their relative fair values on date of issue. Accordingly, net proceeds of $1,264 was allocated to share capital and $703 to warrants.

June 2016

The Group completed a prospectus offering of 38,000,000 units in the capital of the Company at a price of $0.45 per unit for gross proceeds of approximately $17,100. Each Unit consisted of one common share and one common share purchase warrant, which entitles the holder to purchase an additional common share at an exercise price of $0.65 per common share until June 10, 2021. The Group incurred a total of $1,072 in issuance costs related to agents, advisory, regulatory and legal fees. The Group apportioned the gross proceeds and issuance costs between share capital and warrants based on the relative fair values of the common shares and warrants on date of issue. Accordingly, net proceeds of $10,347 was allocated to share capital and $5,683 to warrants.

(c)	Share Purchase Warrants and Options not Issued under the Group’s Incentive Plan

The following tables reconciles warrants and non-employee options (options which are not issued under the Group’s incentive plan (note 7(d)), each exercisable to acquire one common share, for the year ended December 31, 2017 and 2016 respectively:

		Year ended December 31, 2017
Exercise price ($)	Expiry date	Beginning Balance	Issued	Exercised	Expired	Ending Balance

Options issued pursuant to acquisition of Cannon Point [1]
0.37	July 23, 2017	18,800	–	(18,800)	–	–
0.37	June 30, 2019	56,400	–	–	–	56,400
0.40	June 30, 2019	148,050	–	(100,000)	–	48,050
0.37	March 10, 2021	9,400	–	–	–	9,400
0.40	March 10, 2021	82,250	–	–	–	82,250
0.37	December 15, 2021	37,600	–	–	–	37,600
0.40	December 12, 2022	56,400	–	–	–	56,400
0.29	December 8, 2024	37,600	–	–	–	37,600
Total		446,500	–	(118,800)	–	327,700

Warrants issued pursuant to acquisition of Mission Gold [1]
0.55	July 9, 2020	11,288,698	–	(4,163,052)	–	7,125,646
3.00	September 14, 2017	2,871,676	–	(8,952)	(2,862,724)	–
Total		14,160,374	–	(4,172,004)	(2,862,724)	7,125,646

Warrants issued pursuant to financings [3]
0.65	June 10, 2021	39,396,410	–	(11,538,197)	–	27,858,213
Total		39,396,410	–	(11,538,197)	–	27,858,213

Grand Total		54,003,284	–	(15,829,001)	(2,862,724)	35,311,559

		Year ended December 31, 2016
Exercise price ($)	Expiry date	Beginning balance	Issued	Exercised	Expired	Ending balance

Options issued pursuant to acquisition of Cannon Point [1]
0.29	January 29, 2016	150,400	–	(150,400)	–	–
0.37	January 29, 2016	220,900	–	(61,100)	(159,800)	–
0.40	January 29, 2016	150,400	–	–	(150,400)	–
0.43	January 29, 2016	37,600	–	–	(37,600)	–
0.37	July 23, 2017	18,800	–	–	–	18,800
0.37	June 30, 2019	56,400	–	–	–	56,400
0.40	June 30, 2019	225,600	–	(77,550)[2]	–	148,050
0.37	March 10, 2021	9,400	–	–	–	9,400
0.40	March 10, 2021	150,400	–	(68,150)[2]	–	82,250
0.37	December 15, 2021	37,600	–	–	–	37,600
0.40	December 12, 2022	75,200	–	(18,800)	–	56,400
0.29	December 8, 2024	37,600	–	–	–	37,600
Total		1,170,300	–	(376,000)	(347,800)	446,500

Warrants issued pursuant to acquisition of Mission Gold [1]
0.55	July 9, 2020	13,801,672	–	(2,512,974)	–	11,288,698
3.00	September 14, 2017	2,871,676	–	–	–	2,871,676
Total		16,673,348	–	(2,512,974)	–	14,160,374

Warrants issued pursuant to financings [3]
0.65	June 10, 2021	–	42,444,376	(3,047,966)	–	39,396,410
Total		–	42,444,376	(3,047,966)	–	39,396,410

Grand Total		17,843,648	42,444,376	(5,936,940)	(347,800)	54,003,284

Notes to tables:

1.	Pursuant to the acquisition of Cannon Point Resources Ltd. (“Cannon Point”) and Mission Gold Ltd. (“Mission Gold”) in October 2015 and December 2015 respectively, the Group exchanged options and warrants outstanding in these companies for options and warrants to purchase shares in the Company.

2.	The numbers have been revised to correct a disclosure error in 2016 as 56,400 options exercised were incorrectly allocated to options with an expiry of June 30, 2019 instead of options with an expiry of March 10, 2021. There was no impact on loss and loss per share.

3.	Refer to the 2016 prospectus and private placement financings in Note 7(b).

At December 31, 2017, warrants and non-employee options had a weighted average exercise price of $0.63 (December 31, 2016 – $0.75) and a weighted average remaining life of 3.26 years (December 31, 2016 – 4.05 years).

(d)	Share Purchase Option Compensation Plan

The Group has a share purchase option plan approved by the Group’s shareholders that allows the Board of Directors to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees, and service providers. The share purchase option plan (the “2017 Rolling Option Plan”) is based on the maximum number of eligible shares equaling a rolling percentage of up to 10% of the Company’s outstanding common shares including any issuances from the Group’s RSU and DSU plans, calculated from time to time. Pursuant to the 2017 Rolling Option Plan, if outstanding share purchase options (“options”) are exercised and the number of issued and outstanding common shares of the Company increases, then the options available to grant under the plan increase proportionately (assuming there are no issuances under the RSU and DSU plans). The exercise price of each option is set by the Board of Directors at the time of grant but cannot be less than the market price, being the 5-day volume weighted average trading price calculated the day before the grant. Options can have a maximum term of five years and typically terminate 90 days following the termination of the optionee’s employment or engagement. In the case of death or retirement, any outstanding vested options will expire the earlier of the expiry date or one year from date of death or retirement. The vesting period for options is at the discretion of the Board of Directors at the time the options are granted.

The following summarizes the Group’s options outstanding at the beginning and end of the year:

	2017		2016
Continuity of options	Number of options	Weighted average exercise price ($/option)	Number of options	Weighted average exercise price ($/option)
Beginning balance	15,861,131	0.92	9,755,600	1.27
Granted	5,808,000	1.75	6,806,000	0.49
Expired	(508,100)	2.88	(27,000)	15.44
Exercised	(1,277,200)	1.38	(548,869)	0.92
Forfeited	(36,400)	0.89	(38,000)	0.50
Cancelled	–	–	(86,600)	1.40
Ending balance	19,847,431	1.08	15,861,131	0.92

During the year ended December 31, 2017, the Group granted 133,200 (2016 – 150,000) options to consultants for advisory and administrative consulting services. The Group determined that given the nature of the services being provided and that are continued to be provided, it could not determine the fair value of these services reliably. As a consequence, the Group estimated that the value of these services approximated the fair value of the options granted measured using the Black-Scholes option pricing model which at December 31, 2017 amounted to $90 (2016 – $107).

For options granted in the year ended December 31, 2017, the weighted average fair value was estimated at $1.19 (2016 – $0.46) per option and was based on the Black-Scholes option pricing model using the following weighted average assumptions:

Assumptions	2017	2016
Risk-free interest rate	1.54%	0.54%
Expected life	4.51 years	4.73 years
Expected volatility [1]	93.82%	82.89%
Grant date share price	$1.74	$0.67
Expected dividend yield	Nil	Nil

Note:

1.	Expected volatility is based on historical volatility of the Company’s closing share price on the TSX.

Details of options exercised during each year were as follows:

Year ended December 31, 2017
Month	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2017	502,200	1.60	3.70
February 2017	484,000	1.65	3.15
April 2017	15,000	0.89	2.03
May 2017	223,000	0.51	2.40
July 2017	10,000	0.50	1.78
September 2017	3,000	0.50	2.28
November 2017	40,000	0.50	2.56
	1,277,200	1.38	3.19

Year ended December 31, 2016
Month	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
August 2016	10,000	0.49	0.96
September 2016	46,667	0.50	1.00
October 2016	60,000	0.50	0.97
November 2016	271,668	1.20	1.56
December 2016	160,534	0.74	2.44
	548,869	0.92	1.70

The following tables summarize information about the Group’s options as at December 31, 2017 and 2016:

Options outstanding	2017		2016
Exercise prices ($)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
0.48	450,000	3.21	600,000	4.21
0.49	6,058,000	3.26	6,147,000	4.25
0.50	3,107,831	2.30	3,266,831	3.23
0.72	200,000	1.71	200,000	2.71
0.89	1,125,000	1.29	1,180,500	2.20
1.75	5,796,600	4.09	–	–
1.77	3,110,000	1.16	3,991,800	1.71
3.00	–	–	475,000	0.49
	19,847,431	2.89	15,861,131	3.11

Options exercisable	2017		2016
Exercise prices ($)	Number of options exercisable	Weighted average remaining contractual life (years)	Number of options exercisable	Weighted average remaining contractual life (years)
0.48	450,000	3.21	200,000	4.21
0.49	4,001,340	3.26	2,009,670	4.28
0.50	3,107,831	2.30	2,074,676	3.27
0.72	200,000	1.71	200,000	2.71
0.89	1,099,998	1.29	1,113,498	2.22
1.75	1,936,000	4.08	–	–
1.77	3,110,000	1.16	3,991,800	1.71
3.00	–	–	475,000	0.49
	13,905,169	2.51	10,064,644	2.61

(e)	Deferred Share Units (“DSUs”)

The Group has a DSU plan approved by the Group’s shareholders in 2015 which allows the Board, at its discretion, to award DSUs to non-executive directors for services rendered to the Group and also provides that non-executive directors may elect to receive up to 100% of their annual compensation in DSUs. The aggregate number of DSUs outstanding pursuant to the DSU plan may not exceed 2% of the issued and outstanding common shares ("Shares") from time to time provided the total does not result in the total Shares issuable under all the Group’s share-based compensation plans (i.e. including Share purchase option and RSU plans) exceeding 10% of the total number of issued outstanding Shares. DSUs are payable when the non-executive director ceases to be a director including in the event of death. DSUs may be settled in Shares issued from treasury, by the delivery to the former director of Shares purchased by the Group in the open market, payment in cash, or any combination thereof, at the discretion of the Group.

In the year ended December 31, 2017, there were no new grants of DSUs. At December 31, 2017, a total of 458,129 DSUs were outstanding (2016 – 458,129).

(f)	Restricted Share Units (“RSUs”)

The Group’s RSU plan which was approved by the Group’s shareholders, allows the Board to grant employees, executive directors and consultants RSUs from time to time. The RSUs are granted conditionally and entitle the recipient to receive one share (or the cash equivalent) upon attainment of a time-based vesting period. The RSU plan limits the aggregate number of RSUs outstanding to 3% of the issued and outstanding Shares from time to time provided the total does not result in the total Shares issuable under all the Group’s share-based compensation plans (i.e. including Share purchase option and RSU plans) exceeding 10% of the total number of issued outstanding Shares. RSUs can be settled by the Group at its discretion in Shares issued from treasury, by the delivery of Shares purchased by the Group in the open market, payment in cash or in any combination thereof.

The following summarizes the Group’s RSUs outstanding at the beginning and end of the year:

	2017		2016
Continuity of RSUs	Number of RSUs	Weighted average fair value ($/RSU)	Number of RSUs	Weighted average fair value ($/RSU)
Beginning Balance	639,031	0.69	–	–
Granted [2,3]	542,371	2.24	639,031	0.69
Cash-settled [1]	(639,031)	0.69	–	–
Withheld [3]	(13,782)	2.23	–	–
Shares issued [3]	(22,094)	2.23	–	–
Ending Balance	506,495	2.24	639,031	0.69

Notes

1.	On July 11, 2017, 639,031 RSUs granted to the Group’s Board Chair, Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) vested. The Group settled the equity obligation by making a cash payment of $1,098 based on the 5 day average of TSX closing prices for the Company’s common shares up to July 11, 2017 of $1.72 per RSU pursuant to the terms of the RSU Plan. This payment has been recognized as a decrease in the equity-settled share-based compensation reserve in equity (“SBC Reserve”). In the year ended December 31, 2017, the Group recognized $232 (2016 – $209) as share-based compensation with a corresponding increase in the SBC Reserve.

2.	On July 27, 2017, the Group’s Compensation Committee approved a 2016 executive short term incentive bonus/compensation of $951 to the Group’s Board Chair, CEO and CFO payable through a combination of cash and RSUs. Of the total compensation, $190 was paid in cash with the balance paid by the grant of 434,742 RSUs. The RSUs have a one year term and vest on July 28, 2018. The Group has determined that this grant should be accounted for as cash-settled given the cash settlement of the previous grant to the same individuals (see 1 above). Accordingly, during the year ended December 31, 2017, the Group recognized $419 as share-based compensation with a corresponding increase in a RSU liability for this grant based on the TSX closing price of the Company’s common shares as of the reporting date. At the end of each reporting period, until the RSU liability is settled, the RSU liability’s fair value is remeasured based on the TSX closing price for common shares multiplied by the number of RSUs that will vest and be converted into common shares, and amortized over the vesting period of the RSUs, with any change in fair value charged to share-based compensation.

3.	On September 15, 2017, the Group granted 107,629 RSUs to the CEO of the Pebble Limited Partnership ("PLP CEO") with the following vesting terms: 1/3 vested on grant date; 1/3 vest 1 year from grant date; and 1/3 vest 2 years from grant date. The RSU terms also stipulate that settlement is to be paid out in common shares and the RSUs have a net settlement feature for withholding tax obligations. The Group has treated these RSUs in their entirety as equity-settled as a result of early adopting the amendments to IFRS 2 (note 2(p)). The fair value of the RSUs granted was $240 based on the TSX closing price for the Company’s shares at date of grant. With the first tranche of 35,876 RSUs that vested on date of grant, 13,782 RSUs were withheld to settle and pay the PLP CEO’s tax obligations of $30 and the balance of 22,094 RSUs were issued to the PLP CEO as common shares. The Group has recognized $115 as share-based compensation with a corresponding increase in the SBC Reserve during the year ended December 31, 2017.

(g)	Foreign Currency Translation Reserve

	December 31	December 31
	2017	2016
Beginning balance	$36,233	$40,479
Foreign exchange translation differences incurred:
Loss on translation of foreign subsidiaries	(8,299)	(4,246)
Ending balance	$27,934	$36,233

The foreign currency translation reserve represents accumulated exchange differences arising on the translation of the results of operations and net assets of the Group’s subsidiaries with a US dollar functional currency into the Group’s presentation currency (the Canadian dollar).